Income taxes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)
Income Taxes
Period of statute of limitations, if underpayment of income taxes is due to computational errors	3 years	3 years
Percentage of reduction in income tax exemption	50.00%	50.00%
Components of income tax expense
Total tax expenses	¥ 1,758,810	$ 255,003	¥ 1,222,704	¥ 1,130,016
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC	14,350,000		23,110,000
Provision for the Chinese dividend withholding taxes	0		0
Deferred income tax liability not recorded in respect of undistributed earnings	717,600		1,155,600
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of (loss) income of equity method investees	8,077,204		5,873,275	7,019,357
Computed income tax expense at PRC EIT tax rate	2,019,301		1,468,319	1,754,839
Effect of non-deductible expenses, including:
Share-based compensation expenses	74,676		160,204	134,324
Other non-deductible expenses	42,960		32,390	27,497
Effect of different tax rates of subsidiaries operating in other jurisdiction	(236,479)		79,923	(152,863)
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(927,595)		(538,797)	(580,608)
Effect of non-taxable income	(162,051)		(51,395)	(90,265)
Change in valuation allowance	198,761		72,060	37,092
Tax on dividends accrued and paid by Vipshop China to holding company located outside mainland China in Hong Kong SAR	749,237		0	0
Total tax expenses	1,758,810	$ 255,003	1,222,704	1,130,016
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect	927,595		538,797	¥ 580,608
Deferred tax assets:
Net operating loss carry forwards	492,240		461,974
Allowance for doubtful debts	21,080		11,100
Impairment of other investments	21,767		37,836
Inventory write-down	295,559		273,080
Deferred income	359,504		339,230
Impairment of property and equipment	151,470		119,778
Impairment of land use rights	13,752		13,752
Others	7,178		9,096
Less: valuation allowance	(680,780)		(505,823)
Total deferred tax assets-non current	681,770		760,023		$ 98,847
Deferred tax liability:
Fair value adjustments of long-lived assets from business acquisition	535,263		389,359
Revaluation of other investments	0		685
Others	38,471		47,158
Total deferred tax liability-non-current	¥ 573,734		¥ 437,202
Class A and Class B ordinary share
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share) | ¥ / shares	¥ 7.29		¥ 3.96	¥ 4.3
Per share effect - diluted (in dollars per share) | ¥ / shares	¥ 7.24		¥ 3.88	¥ 4.21
China operations
Components of income tax expense
Current tax	¥ 1,709,300		¥ 1,374,720	¥ 1,256,086
Deferred tax	49,510		(152,016)	(126,070)
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of (loss) income of equity method investees	7,254,315		5,593,215	6,284,697
Non-China operations
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of (loss) income of equity method investees	¥ 822,889		280,060	¥ 734,660
Guangzhou Pinwei Software Co., Ltd
Income Taxes
Income tax beneficial rate	15.00%	15.00%
HNTE qualification reapplication period	3 years	3 years
Cayman Islands
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong | First Two Million Hong Kong Dollars Of Profit [Member]
Income Taxes
Current rate of taxation (as a percent)	8.25%	8.25%
Hong Kong | After Two Million Hong Kong Dollars Of Profit [Member]
Income Taxes
Current rate of taxation (as a percent)	16.50%	16.50%
People's Republic of China
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Period of statute of limitations under special circumstances not clearly defined	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations	¥ 100	$ 16
Period of statute of limitations in case of transfer pricing related adjustment	10 years	10 years
Components of income tax expense
Total tax expenses	¥ 600,000
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)	25.00%				25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Distributed Earnings	¥ 14,980
Accrued withholding tax	749,200
Effect of non-deductible expenses, including:
Total tax expenses	600,000
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs	0		65,300
People's Republic of China | Tax Year 2023 to 2027 [Member]
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs	¥ 2,160,000		¥ 1,620,000
People's Republic of China | Vipshop Jianyang
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Chongqing
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Zhuhai
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
People's Republic of China | Vipshop Guangzhou Software Co Ltd [Member]
Income Taxes
Income tax beneficial rate	12.50%	12.50%
Singapore
Income Taxes
Current rate of taxation (as a percent)	17.00%	17.00%